Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Total DUC and Others
Total DUC and other as of December 31, 2020, 2019 and 2018 are integrated as follows:

	2020		2019		2018
DUC	Ps.	218,912,687	Ps.	343,242,476	Ps.	443,294,170
Fiscal credit		(65,000,000)		—		—
DUC from prior years		—		(39)		14,883
Other		—		—		446,464
Deferred DUC expense		696,449		29,570,063		26,178,078

Total DUC and other	Ps.	154,609,136	Ps.	372,812,500	Ps.	469,933,595

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2020		2019
Deferred DUC asset:
Tax credits	Ps.	572,796,156	Ps.	546,317,620

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(208,999,954)		(151,479,977)

Deferred DUC asset net		363,796,202		394,837,643
Unrecognized Deferred DUC		(355,374,599)		(385,719,589)

Net, deferred DUC asset	Ps.	8,421,603	Ps.	9,118,054

Summary of Expected Benefit for DUC
The expected expense for DUC in 2019 was different from that which would result from applying the 65.0% rate to the tax base, as a result of the line items mentioned in the next table.

	2020		2019		2018
Expected (benefit) expense:	Ps.	(20,837,768)	Ps.	43,432,712	Ps.	307,269,035
Increase (decrease) resulting from:
Expected benefit contract		(496,643)		(4,948,542)		(5,797,144)
Duties from prior year		—		(26)		9,860
Non-cumulative profit (1)		(2,291,937,519)		(1,130,442,995)		(593,158,584)
Non-deductible expenses (1)		2,313,271,930		1,091,958,851		291,676,831
Production value		321,353,133		495,394,906		610,206,103
Deductible duties		(21,850,672)		(39,891,325)		(55,005,397)
DUC tax credit (2)		(65,000,000)		—		—
Deferred DUC expense		696,449		29,570,063		26,178,078
Deductions cap		(80,589,774)		(112,261,105)		(111,906,534)
DUC from prior years		—		(39)		14,883
Other		—		—		446,464

DUC-Profit-sharing duty expense	Ps.	154,609,136	Ps.	372,812,500	Ps.	469,933,595

(1)	For 2020, fluctuations changes are included which have no effect on the determination of the DUC.
(2)	Corresponds to the tax credit granted by the Mexican Government on April 21, 2020.

Summary of Income Tax Expense (Benefit)
For the years ended December 31, 2020, 2019 and 2018, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2020		2019		2018
Current income tax	Ps.	5,370,822	Ps.	4,247,998	Ps.	3,109,971
Deferred income tax		25,592,117		(33,237,009)		(11,465,343)

Total expense (benefit) income tax, net	Ps.	30,962,939	Ps.	(28,989,011)	Ps.	(8,355,372)

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

		2019	Recognized in profit and loss	Recognized in OCI	2020
Deferred income tax asset:
Provisions	Ps.	8,880,184	39,371	—	8,919,555
Employee benefits provision		68,290,356	4,451,358	(1,100,733)	71,640,981
Advance payments from clients		305,000	(116,717)	—	188,283
Accrued liabilities		2,101,011	(419,649)	—	1,681,362
Reserve due to depreciation of inventories		189,751	(189,751)	—	—
Non-recoverable accounts receivable		709,328	(606,893)	—	102,435
Derivative financial instruments		136,260	(94,525)	—	41,735
Wells, pipelines, properties and equipment		8,071,570	(2,919,947)	—	5,151,623
Tax loss carry-forwards (1)		38,427,643	(25,999,985)	—	12,427,658

Total deferred income tax asset		127,111,103	(25,856,738)	(1,100,733)	100,153,632
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,614,704)	512,872	—	(1,101,832)
Other		(2,062,031)	(248,251)	—	(2,310,282)

Total deferred income tax liability		(3,676,735)	264,621	—	(3,412,114)

Net long-term deferred income tax asset	Ps.	123,434,368	(25,592,117)	(1,100,733)	96,741,518

	2018		Recognized in profit and loss		Recognized in OCI		2019
Deferred income tax asset:
Provisions	Ps.	8,836,693	Ps.	43,491	Ps.	—	Ps.	8,880,184
Employee benefits provision		40,314,749		17,362,550		10,613,057		68,290,356
Advance payments from clients		35,807		269,193		—		305,000
Accrued liabilities		611,652		1,489,359		—		2,101,011
Reserve due to depreciation of inventories		982,228		(792,477)		—		189,751
Non-recoverable accounts receivable		763,924		(54,596)		—		709,328
Derivative financial instruments		29,674		106,586		—		136,260
Wells, pipelines, properties and equipment		11,862,776		(3,791,206)		—		8,071,570
Tax loss carry-forwards (1)		20,659,110		17,768,533		—		38,427,643

Total deferred income tax asset		84,096,613		32,401,433		10,613,057		127,111,103
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(2,630,597)		1,015,893		—		(1,614,704)
Other		(1,881,715)		(180,316)		—		(2,062,031)

Total deferred income tax liability		(4,512,312)		835,577		—		(3,676,735)

Net long-term deferred income tax asset	Ps.	79,584,301	Ps.	33,237,010	Ps.	10,613,057	Ps.	123,434,368

(1)	Tax loss carryforwards expire in 2030.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2020		2019		2018
Expected income tax expense	Ps.	28,835,256	Ps.	3,707,023	Ps.	(41,316,168)
Increase (decrease) resulting from:
Tax effect of inflation-net		5,694,637		6,487,844		11,742,346
Fiscal updating of pipelines, properties and equipment		(161,883)		(5,290,734)		(3,359,548)
Unrecognized Deferred tax asset (1)		—		—		21,885,731
Cancellation of tax credits		—		(24,189,922)		—
Retirement benefits		(8,206,693)		(10,698,848)		—
Non-deductible expenses		2,405,635		4,826,745		1,781,012
Others-net		2,395,987		(3,831,120)		911,255

Income tax expense (benefit), net	Ps.	30,962,939	Ps.	(28,989,012)	Ps.	(8,355,372)

(1)	Due to the fact that the circumstances to evaluate the recovery of the tax benefit from pending tax losses to be amortized in Pemex Logistics improved in 2019, a deferred asset was recognized.